PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
10	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	December 31, 2011	December 31, 2010

Leasehold improvement	$1,813,611	$1,641,107
Buildings	420,231	408,197
Machinery and equipment	7,713,421	6,459,014
Office equipment and furniture	1,740,532	1,194,797
Motor vehicles	3,055,123	1,686,177
Total	14,742,918	11,389,292
Less: Accumulated depreciation and amortization	(4,966,161)	(3,492,709)
	$9,776,757	$7,896,583

Management determined that there were no impairment provisions necessary at December 31, 2011 and 2010. Depreciation and amortization expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $1,335,805, $897,154 and $840,636, respectively.

As of December 31, 2011 and 2010, buildings, machinery and equipment with an aggregate net book value of $147,878 and $1,423,624, respectively were pledged as collateral for short term borrowings from banks.